AVAILABLE FOR SALE SECURITIES	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
AVAILABLE FOR SALE SECURITIES
AVAILABLE FOR SALE SECURITIES

Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	2013	2012
Amortized cost	75,657	55,092
Accumulated net unrealized gain	1,268	569
Carrying value	76,925	55,661

The Company's investment in marketable securities consists of investments in secured notes which mature between 2014 and 2016. The net unrealized gain on available-for-sale securities included in other comprehensive income as at December 31, 2013, was $1.3 million (2012: $0.6 million).

The above available for sale securities consist of listed securities with total carrying value of $56.4 million (2012: $37.9 million) and unlisted securities with carrying value $20.5 million (2012: $17.8 million). The unlisted securities consist of second lien interest-bearing loan notes with total face value $51.4 million (2012: $44.4 million) issued by Horizon Lines LLC as part of compensation received on termination of charters, including accumulate interest receivable (see Note 9 "Gain on sale of assets and termination of charters").